SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total revenue	$ 7,781	$ 9,717	$ 16,278	$ 19,498
Concentrate Revenues from Contracts with Customers Silver [Member]
IfrsStatementLineItems [Line Items]
Total revenue	5,054	6,083	9,568	12,682
Concentrate Revenues from Contracts with Customers Lead [Member]
IfrsStatementLineItems [Line Items]
Total revenue	930	1,429	2,054	2,737
Concentrate Revenues from Contracts with Customers Zinc [Member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 1,797	$ 2,205	$ 4,656	$ 4,079